SCHEDULE OF EFFECTIVE INCOME TAX RATES OF OPERATIONS TO THE JAPANESE STATUTORY TAX RATE (Details)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Warrant Liability
Japanese statutory tax rate	34.59%	34.59%
Change in valuation allowance	(34.59%)	(34.76%)
Effective tax rate	(0.00%)	(0.17%)